EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                          SUPPLEMENT TO THE PROSPECTUS
                              DATED OCTOBER 1, 2004

                EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS
                       SUPPLEMENT TO THE PROSPECTUS DATED
                                NOVEMBER 1, 2004


I. Evergreen High Grade Municipal Bond Fund, Evergreen Intermediate Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Strategic Municipal Bond Fund (formerly Evergreen High Income Municipal Bond Fund), Short-Intermediate Municipal Bond Fund (the "Funds")

         The following tables have been revised and footnote 1 has been added in the section "HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU" in the Evergreen National Municipal Bond Funds II prospectus:

Class A

               Sales          Sales
               Charge(1)  Charge(1) as       Dealer
     Your      as a % of     a % of        Commission
  Investment    Offering    Your Net       as a % of
                 Price     Investment    Offering Price
  Up to          4.75%        4.99%          4.25%
$49,999
                 4.50%        4.71%          4.25%
$50,000-$99,999
                 3.75%        3.90%          3.25%
$100,000-$249,999
                 2.50%        2.56%          2.00%
$250,000-$499,999
                 2.00%        2.04%          1.75%
$500,000-$999,999
                 0.00%        0.00%       1.00% of the
$1,000,000-$2,999,999                        first
                                        $2,999,999, plus
                 0.00%        0.00%       0.50% of the
$3,000,000-$4,999,999                         next
                                        $2,000,000, plus
  $5,000,000     0.00 %      0.00 %         0.25% of
or greater                               amounts equal
                                           to or over
                                         $5,000,000(1)

(1) The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

Short-Intermediate Municipal Bond Fund only:

               Sales          Sales
               Charge(1)  Charge(1) as       Dealer
     Your      as a % of     a % of        Commission
  Investment    Offering    Your Net       as a % of
                 Price     Investment    Offering Price
  Up to          3.25%        3.36%          2.75%
$49,999
                 3.00%        3.09%          2.75%
$50,000-$99,999
                 2.50%        2.56%          2.25%
$100,000-$249,999
                 2.00%        2.04%          1.75%
$250,000-$499,999
                 1.50%        1.52%          1.25%
$500,000-$999,999
                 0.00%        0.00%       0.50% of the
$1,000,000-$2,999,999                        first
                                        $2,999,999, plus
                 0.00%        0.00%         0.25% of
$3,000,000-or                            amounts equal
greater                                   to or over $
                                          3,000,000(1)

(1) The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund, Evergreen Short Intermediate Bond Fund, Evergreen Ultra Short Bond Fund (the "Funds")

          The following tables have been revised and footnote 2 has been added in the section "HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU" in the Evergreen National Municipal Bond Funds II prospectus:

Class A

               Sales      Sales Charge
               Charge(2)  as a % of(2)       Dealer
     Your      as a % of    Your Net       Commission
  Investment    Offering   Investment      as a % of
                 Price                   Offering Price
  Up to          3.25%        3.36%          2.75%
$49,999
                 3.00%        3.09%          2.75%
$50,000-$99,999
                 2.50%        2.56%          2.25%
$100,000-$249,999
                 2.00%        2.04%          1.75%
$250,000-$499,999
                 1.50%        1.52%          1.25%
$500,000-$999,999
                 0.00%        0.00%       0.50% of the
$1,000,000-$2,999,999                        first
                                        $2,999,999, plus
                 0.00%        0.00%         0.25% of
$3,000,000-or                            amounts equal
greater                                    to or over
                                         $3,000,000(1)

(1) Adjustable Rate Fund and Ultra Short Bond Fund each pay 0.25% to investment firms for all mounts over $1,000,000.

(2) The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.


         Evergreen Municipal Bond Fund

         Effective October 22, 2004, the Year-by-Year Total Return table under the section of the Evergreen Municipal Bond Fund's prospectus entitled "PERFORMANCE" is revised as follows:

Year-by-Year Total Return for Class B Shares (%)
  1994          1995         1996        1997        1998         1999         2000        2001        2002         2003
 -7.34          16.61       3.15         8.15        4.40         - 6.66       9.30        3.03        8.44         4.28

         The Average Annual Total Return table under the section of the Evergreen Municipal Bond Fund's prospectus entitled "PERFORMANCE" is revised to change the 10-year return and performance since inception return as follows:

Average Annual Total Return
(for the period ended 12/31/2003)1
                                      Performance
                                      Since
                    10 year           1/19/1978
Class A             4.07%             6.30%
Class B             4.11%             6.32%
Class B             3.99%             N/A
(after taxes on distributions)2
Class B             4.07%             N/A
(after taxes on distributions and sale of Fund
shares)2
Class C             4.11%             6.32%
Class I             4.60%             6.51%

1. Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A would have been higher.

2. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Evergreen High Grade Municipal Bond Fund, Evergreen Intermediate Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen Strategic Municipal Bond Fund (the "Funds")

         The last sentence of the third bullet on page 17 under HOW TO REDUCE OR ELIMINATE YOUR SALES CHARGE - Class A of the Funds' prospectus was inadvertently omitted in the printed prospectus. The third bullet under this section is revised as follows:

o Corporate-sponsored retirement plans and non-qualified deferred compensation plans, in each case sponsored by an organization having 100 or more eligible employees. Such purchases are subject to a dealer commission of 1.00% of the amount of purchase paid to the dealer by EIS (subject to recapture by EIS from the dealer if the purchase is redeemed within 12 months after the month of purchase).

Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund, Evergreen Short Intermediate Bond Fund and Evergreen Ultra Short Bond Fund (the "Funds")

          The section of the prospectuses entitled "INVESTMENT STRATEGY" for the Funds is revised to include the following:

         The Fund typically invests in debt instruments issued and/or guaranteed by the U.S. government, its agencies, or instrumentalities, including mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government. Securities issued by FNMA or FHLMC, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the securities issued by them are neither guaranteed nor insured by the United States government. In general, securities issued by U.S. government-sponsored entities are neither insured nor guaranteed by the United States Treasury.


December 9, 2004                                                  572169 (12/04)